Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	While options on Federated Hermes’ Class B Common Stock may be awarded under Federated Hermes’ Stock Incentive Plan, Federated Hermes does not currently award options on Federated Hermes’ Class B Common Stock as a component of compensation for either its directors or executive officers, and no options were outstanding as of December 31, 2024. If Federated Hermes’ Board would decide to include options as a component of director or executive officer compensation, options to directors would generally be approved in April of each year, and options to executive officers would generally be approved in November of each year. Any exercise of an option would be subject to the provisions in Federated Hermes’ Code of Business Conduct and Ethics and Trading Policy concerning engaging in transactions involving Federated Hermes’ Class B Common Stock while a director or executive officer is in possession of material non-public information concerning Federated Hermes. While an option may be approved by the Board during a closed or blackout period in which transactions in Federated Hermes stock are subject to restrictions, an option would not be granted until material non-public information is disclosed publicly by Federated Hermes.
Award Timing Method	If Federated Hermes’ Board would decide to include options as a component of director or executive officer compensation, options to directors would generally be approved in April of each year, and options to executive officers would generally be approved in November of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	While an option may be approved by the Board during a closed or blackout period in which transactions in Federated Hermes stock are subject to restrictions, an option would not be granted until material non-public information is disclosed publicly by Federated Hermes.
MNPI Disclosure Timed for Compensation Value	false